Intangible Assets - Schedule of Changes in Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Changes in Intangible Assets [Line Items]
Balance at beginning	$ 1,825,592	$ 1,803,199
Additions	13,071	4,542
Disposals	(770)	(4,757)
Amortization	(28,377)	(27,565)
Exchange rate variation	(2,586)	50,047
Balance at endings	1,806,930	1,825,466
Amortizing [Member] | Trademark [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance at beginning	295,217	293,519
Additions	968	300
Disposals
Amortization	(6,842)	(6,780)
Exchange rate variation	(4,459)	10,339
Balance at endings	284,884	297,378
Amortizing [Member] | Software [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance at beginning	33,339	30,611
Additions	1,553	1,214
Disposals	(72)	(984)
Amortization	(2,192)	(1,597)
Exchange rate variation	1,697	2,234
Balance at endings	34,325	31,478
Amortizing [Member] | Customer relationships [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance at beginning	358,275	408,149
Additions		685
Disposals
Amortization	(16,536)	(16,641)
Exchange rate variation	(3,118)	5,789
Balance at endings	338,621	397,982
Amortizing [Member] | Supplier contracts [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance at beginning	18,513	20,548
Additions
Disposals
Amortization	(936)	(900)
Exchange rate variation	722	1,023
Balance at endings	18,299	20,671
Amortizing [Member] | Others [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance at beginning	6,391	13,975
Additions	7,276	2,249
Disposals	(698)	(3,773)
Amortization	(1,871)	(1,647)
Exchange rate variation	365	(8,164)
Balance at endings	11,463	2,640
Amortizing [Member] | Commercial rights assignment [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance at beginning
Additions
Disposals
Amortization
Exchange rate variation		9,177
Balance at endings		9,177
Non-amortizing [Member] | Trademark [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance at beginning	1,102,299	1,025,095
Additions	74	94
Disposals
Amortization
Exchange rate variation	2,123	29,612
Balance at endings	1,104,496	1,054,801
Non-amortizing [Member] | Water rights [Member]
Schedule of Changes in Intangible Assets [Line Items]
Balance at beginning	11,558	11,302
Additions	3,200
Disposals
Amortization
Exchange rate variation	84	37
Balance at endings	$ 14,842	$ 11,339